Capital Management - Schedule of Total Capital (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Entity Location [Line Items]
Equity	$ 24,570	$ 22,971
Capital	$ 28,308	27,107
Sun Life Assurance
Entity Location [Line Items]
Life Insurance Capital Adequacy Test Ratio, Actual	131.00%
Subordinated Debt
Entity Location [Line Items]
Borrowings	$ 3,039	3,437
Sun Life ExchangEable Capital Securities
Entity Location [Line Items]
Borrowings	699	699
Participating policyholders
Entity Location [Line Items]
Equity	864	650	$ 412
Preferred shares | Shares
Entity Location [Line Items]
Equity	2,257	2,257	2,257
Common shares
Entity Location [Line Items]
Equity	21,449	20,064
Common shares | Shares
Entity Location [Line Items]
Equity	$ 8,419	$ 8,582	$ 8,614